Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Other comprehensive income loss		$ 9,500	$ 5,609
Shareholders’ equity (in Yuan Renminbi) | ¥				¥ 7.2258	¥ 6.9646
Average translation amount (in Yuan Renminbi) | ¥				6.9291			¥ 6.4835
Average translation per share (in Dollars per share) | $ / shares		$ 1
Deposit (in Yuan Renminbi) | ¥				¥ 500,000
Cash in banks		$ 29,100	21,300
Revenue recognized contract liabilities		900				$ 800
Contract liabilities		1,200	1,100
Outstanding contracts		$ 1,200	1,000
Lease term		12 months		12 months
Operating leases term		1 year		1 year
Operating lease liabilities		$ 2,700
VAT rates		13.00%		13.00%
Tax authorities		5 years
Tax benefit rate		50.00%
VIE least rate		10.00%
Statutory reserves rate		50.00%
Deposited amount		$ 31,700	23,400
Deposit insurance limit		$ 29,100	$ 22,200	¥ 500,000
Percentage depreciated		3.75%	9.24%
Percentage of total revenue		10.00%		10.00%		12.80%	12.80%
Percentage of account receivables		10.00%	10.00%
Percentage of account payable balances		10.00%	13.40%
Number of reportable segment		1
ROU assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities	$ 28,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term		5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives term		50 years
Value added tax (“VAT”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Tax authorities		5 years
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts		$ 2,800	$ 3,100
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total revenue		28.80%		28.80%		13.90%	13.90%
Class A Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Convertible share (in Shares) | shares		1		1